Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock options
Summary of stock option activity

The following table summarizes stock option activity (in thousands, except per share data):

	Time-based Awards		Performance-based Awards
	Number of options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at December 31, 2011	261	$0.27	180	$0.25
Granted	144	$0.34	24	$0.34
Exercised	(351)	$0.30	(199)	$0.26

Outstanding at December 31, 2012	54	$0.30	5	$0.30

Vested or expected to vest at December 31, 2012(1)	347	$0.29	229	$0.22

Exercisable at December 31, 2012	54	$0.30	5	$0.30

(1)
A significant number of the Company's stock options have been early exercised and are no longer outstanding. As of December 31, 2012, vested or expected to vest included (i) options outstanding for 54 shares and 5 shares for time-based awards and performance-based awards, respectively and (ii) options which were early exercised for 293 shares and 224 shares for time-based awards and performance-based awards, respectively.

Summary of certain information regarding stock options

The following table summarizes certain information regarding stock options as of December 31, 2011 (in thousands, except per share data):

	Time-based Awards	Performance-based Awards
Weighted-average grant date fair value per share for options granted during the year	$0.23	$0.23
Fair value of options vested during the year	23	16
Cash received from the exercise of options during the year	11	3
Early exercise liability as of year end	60	35

        The following table summarizes certain information regarding stock options as of December 31, 2012 (in thousands, except per share and yearly data):

	Time-based Awards	Performance-based Awards
Weighted-average grant date fair value per share for options granted during the year	$0.30	$0.30
Fair value of options vested during the year	821	251
Cash received from the exercise of options during the year	106	51
Unrecognized compensation cost	88	18
Weighted-average period over which unrecognized compensation cost is to be recognized (in years)	2.4	2.9
Intrinsic value of options outstanding	244	24
Intrinsic value of options exercisable	244	24
Intrinsic value of options exercised during the year	7	17
Early exercise liability as of year end	114	74

Summary of allocation of stock compensation expense for all awards granted

The following table summarizes stock-based compensation expense for equity awards to employees and non-employees (in thousands):

	Nine months ended September 30,
	2012	2013
Included in research and development expense	$125	$791
Included in general and administrative expense	21	875

Total stock-based compensation expense	$146	$1,666

The following table summarizes the allocation of stock compensation expense for all awards granted (in thousands):

	Year ended December 31,
	2011	2012
Research and development	$33	$192
General and administrative	29	28

Total	$62	$220

Time-based Awards
Stock options
Summary of weighted-average assumptions used in the Black-Scholes calculations for awards

	Year ended December 31,
	2011	2012
Risk-free interest rate	2.2%	1.1%
Expected dividend yield	0.0%	0.0%
Expected volatility	87.7%	94.2%
Expected term (years)	6.1	6.0

Performance-based Awards
Stock options
Summary of weighted-average assumptions used in the Black-Scholes calculations for awards

	Year ended December 31,
	2011	2012
Risk-free interest rate	2.6%	0.8%
Expected dividend yield	0.0%	0.0%
Expected volatility	85.6%	102.4%
Expected term (years)	6.6	4.8